EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 1,269,600	$ 1,113,900
Salaries, short-term incentives and other benefits	14,273	28,841
Post-employment benefits	2,474	2,198
Share-based payments	28,355	26,567
Total	$ 45,102	$ 57,606